Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 597,209	$ 282,177	$ 151,989
Less: allowance for doubtful accounts	(277,480)	(202,480)
Accounts receivable, net	$ 319,729	$ 79,697	$ 151,989